Note 3 - Subsequent events (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended						1 Months Ended		3 Months Ended
	Jun. 30, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Nov. 13, 2012	Nov. 02, 2012	Oct. 03, 2012	Nov. 13, 2012 Angency Securities [Member]	Nov. 13, 2012 Non-Agency Securities [Member]	Oct. 31, 2012 Public [Member]	Oct. 31, 2012 SBBC [Member]	Sep. 30, 2012 SBBC [Member]	Sep. 30, 2012 ARRM [Member]	Nov. 13, 2012 Interest Rate Swap [Member]	Nov. 13, 2012 Interest Rate Swaption [Member]
Stock Issued During Period, Shares, New Issues (in Shares)	50			50						7,250,000	250,000
Share Price (in Dollars per share)							$ 20.00
Proceeds from Issuance of Common Stock			$ 150,000,000
Over-Allotment Option to Purchase Additional Common Stock (in Shares)						1,087,500
Management Fee, Description												Pursuant to the Sub-Management Agreement, SBBC provides the following services to support ARRM's performance of services to us under the Management Agreement, in each case upon reasonable request by ARRM: (i) serving as a consultant to ARRM with respect to the periodic review of our investment guidelines; (ii) identifying for ARRM potential new lines of business and investment opportunities for us; (iii) identifying for and advising ARRM with respect to selection of independent contractors that provide investment banking, securities brokerage, mortgage brokerage and other financial services, due diligence services, underwriting review services, legal and accounting services, and all other services as may be required relating to our investments; (iv) advising ARRM with respect to our stockholder and public relations matters; (v) advising and assisting ARRM with respect to our capital structure and capital raising; and (vi) advising ARRM on negotiating agreements relating to programs established by the U.S. government. In exchange for such services, ARRM pays SBBC a monthly retainer of $115,000 and a sub-management fee of 25% of the net management fee earned by ARRM under the Management Agreement we entered into with ARRM. The Sub-Management Agreement continues in effect until it is terminated in accordance with its terms. SBBC is also the sub-manager of ARMOUR and provides ARRM the services described above in connection with ARRM's management of ARMOUR.	Pursuant to the management agreement, ARRM is entitled to receive a monthly management fee equal to 1/12th of (a) 1.5% of Gross Equity Raised (as defined below) up to $1 billion and (b) 1.0% of Gross Equity Raised in excess of $1 billion. Pursuant to the management agreement, "Gross Equity Raised" is defined as an amount in dollars calculated as of the date of determination that is equal to (a) the initial equity capital of JAVELIN following the IPO and the Private Placement, plus (b) equity capital raised in public or private issuances of JAVELIN's equity securities (calculated before underwriting fees and distribution expenses, if any are payable by us), less (c) capital returned to the stockholders of JAVELIN, as adjusted to exclude (d) one-time charges pursuant to changes in GAAP and certain non-cash charges after discussion between the Manager and the Board and approved by a majority of the Board.
Management Fee Term	5 years
Common Stock, Dividends, Per Share, Declared (in Dollars per share)		$ 0.23
Investments								1,100,000,000	100,000,000
Secured Debt, Repurchase Agreements					1,100,000,000
Notional Amount of Interest Rate Derivatives														$ 300,000,000	$ 100,000,000